Contingent Liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingent Liabilities Details Narrative Abstract
Environmental remediation expense (recovery)		$ 2,000	$ 0	$ 0	$ (465)
Reduction to estimated remediation liability	$ (465)		$ (92)